Document And Entity Information	Nov. 04, 2026
Document Information [Line Items]
Entity, Registrant Name	CLENE INC.
Document, Type	8-K
Document, Period End Date	Nov. 04, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39834
Entity, Tax Identification Number	85-2828339
Entity, Address, Address Line One	6550 South Millrock Drive, Suite G50
Entity, Address, City or Town	Salt Lake City
Entity, Address, State or Province	UT
Entity, Address, Postal Zip Code	84121
City Area Code	801
Local Phone Number	676-9695
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	CLNN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001822791